INITIAL PUBLIC OFFERING (Details) - Foresight Acquisition Corp [Member] - $ / shares		3 Months Ended
	Feb. 12, 2021	Mar. 31, 2021	Sep. 30, 2021
Exercise price of warrant	$ 1.05		$ 1.03
Common Class A | Over-Allotment Option
Stock issued during period shares	4,125,000
Common Class A | IPO
Stock issued during period shares	31,625,000	31,625,000
Shares issued price per share	$ 10.00
Common Class A | Public Warrants [Member]
Stock conversion basis	Each Unit consists of one share of Class A common stock and one-third of one redeemable warrant (“Public Warrant”).
Shares issuable per warrant	1
Exercise price of warrant	$ 11.50